Summary of significant accounting policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule Of Property, Plant And Equipment Estimated Useful Lives [Table Text Block]
Depreciation is computed on a straight-line basis, based on the following estimated useful lives:

Buildings	20 years
Machinery and equipment	10 years
Furniture and fixtures	10 years
Office equipment and software	5 years
Vehicles	5 years

Depreciation is computed on a straight-line basis, based on the following estimated useful lives:

Buildings	20 years
Machinery and equipment	10 years
Furniture and fixtures	10 years
Office equipment and software	5 years
Vehicles	5 years

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
The following table sets forth the computation of the basic and diluted earnings per share for the three-month periods ended March 31, 2015 and 2014:

Numerator for basic and diluted earnings per shares
Net Income	$9,881	$(4,681)
Denominator
Denominator for basic earnings per ordinary share – weighted average shares outstanding	24,801,132	24,242,315
Effect of dilutive warrants and earnout shares	3,313,119	—
Denominator for diluted earnings per ordinary share – weighted average shares outstanding	28,114,251	24,242,315
Basic earnings per ordinary share	$0.40	$(0.20)
Diluted earnings per ordinary share	$0.35	$(0.20)

The following table sets forth the computation of the basic and diluted earnings per share for the years ended December 31, 2014 and 2013:

	December 31,
	2014	2013
Numerator for basic and diluted earnings per shares
Net Income	20,318	22,312
Denominator
Denominator for basic earnings per ordinary share – weighted average shares outstanding	24,347,620	20,677,067
Effect of dilutive warrants	3,390,059	37,208
Denominator for diluted earnings per ordinary share – weighted average shares outstanding	27,737,679	20,714,275
Basic earnings per ordinary share	0.83	1.08
Diluted earnings per ordinary share	0.73	1.08